Vessel Operating and Voyage Expenses (Predecessor) (Details) - Robin Energy Ltd. Predecessor [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage Expenses [Abstract]
Brokerage commissions - related party	$ 125,409	$ 195,890	$ 195,471
Port & other expenses	189,646	612	23,595
Loss on bunkers	0	2,228	0
Total Voyage expenses	315,055	198,730	219,066
Vessel Operating Expenses [Abstract]
Crew & crew related costs	1,453,022	2,854,622	2,775,369
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	454,917	983,472	820,405
Lubricants	88,318	225,404	165,606
Insurance	123,162	230,099	201,926
Tonnage taxes	29,866	51,639	41,930
Other	161,002	819,012	317,045
Total Vessel operating expenses	$ 2,310,287	$ 5,164,248	$ 4,322,281